Other Receivables and Other Income (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Total other receivables due	19,941	13,256
Other	460	681
Other receivables - Note 7	19,481	12,575
Investee Corporations [Member]
Total other receivables due	3	61
Vendors [Member]
Total other receivables due	12,332	11,143
Others [Member]
Total other receivables due	7,606	2,052